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[BEADLE, MCBRIDE, EVANS & REEVES, LLP LETTERHEAD]


July 31, 2006


Scott Goldsmith
Prevention Insurance.Com
2770 S. Maryland Pkwy., Suite 416
Las Vegas, Nevada 89109

Dear Mr. Goldsmith:

We wish to inform you that additional time is needed to complete the year ended April 30, 2006 audited financial statements.



Very truly yours,

BEADLE, MCBRIDE, EVANS & REEVES, LLP


/s/ Philip Zhang
------------------------------------
Philip Zhang, CPA, CFE
Audit Manager